Organization and Principal Activities (Details Narrative) - USD ($)		6 Months Ended
	Dec. 19, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Apr. 24, 2018
Proceeds from issuance of initial public offering	$ 12,500,000		$ (39,993)
Number of ordinary shares outstanding		7,407,955		7,363,637
Initial Public Offering [Member]
Issuance of ordinary shares	1,363,637
Price per share	$ 11.00
Number of ordinary shares outstanding	7,363,637
WJ Energy Group Limited [Member]
Ownership percentage					100.00%
Maderic Holding Limited [Member]
Ownership percentage					87.04%
HFO Investment Group [Member]
Ownership percentage					12.96%